Shareholder Fees {- Fidelity Electric Vehicles and Future Transportation ETF}	Oct. 01, 2021 USD ($)
NF_06.30 Fidelity Factor ETFs Combo PRO -01 | Fidelity Electric Vehicles and Future Transportation ETF
Shareholder Fees:
(fees paid directly from your investment)	none